Derivative financial instruments - Hedged items in fair value hedges (Details) - Derivatives designated as fair value hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets
Carrying amount, hedged assets	£ 37,471	£ 36,444
Accumulated fair value hedge adjustment included in carrying amount	(4,511)	832
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(219)	2
Liabilities
Carrying amount, hedged liabilities	(34,260)	(26,691)
Accumulated fair value hedge adjustment included in carrying amount	2,746	(622)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(26)	(320)
Total Hedged Items	3,211	9,753
Accumulated fair value hedge adjustment included in carrying amount, total	(1,765)	210
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, total	(245)	(318)
Change in fair value used as a basis to determine ineffectiveness	(3,173)	(431)
Hedge ineffectiveness recognised in the income statement	102	31
Hedged assets
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(6,750)	(1,200)
Hedge ineffectiveness recognised in the income statement	80	25
Hedged assets | Interest rate risk | Debt securities classified as amortised cost
Assets
Carrying amount, hedged assets	159	1,378
Accumulated fair value hedge adjustment included in carrying amount	(19)	(39)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(11)	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(133)	(75)
Hedge ineffectiveness recognised in the income statement	(20)	(18)
Hedged assets | Interest rate risk | Fair value through other comprehensive income
Assets
Carrying amount, hedged assets	25,044	22,895
Accumulated fair value hedge adjustment included in carrying amount	(3,132)	(293)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(228)	28
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(3,833)	(1,122)
Hedge ineffectiveness recognised in the income statement	145	35
Hedged assets | - Inflation risk | Debt securities classified as amortised cost
Assets
Carrying amount, hedged assets	3,854	4,087
Accumulated fair value hedge adjustment included in carrying amount	(1,287)	400
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(1,658)	(16)
Hedge ineffectiveness recognised in the income statement	(18)	(1)
Hedged assets | - Inflation risk | Fair value through other comprehensive income
Assets
Carrying amount, hedged assets	6,019	6,271
Accumulated fair value hedge adjustment included in carrying amount	(181)	386
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	17	(32)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(690)	81
Hedge ineffectiveness recognised in the income statement	(26)	10
Loans and advances at amortised cost | Interest rate risk | Financial assets at amortised cost
Assets
Carrying amount, hedged assets	1,950	1,257
Accumulated fair value hedge adjustment included in carrying amount	(135)	24
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	3	6
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(325)	(77)
Hedge ineffectiveness recognised in the income statement	(3)	(1)
Loans and advances at amortised cost | - Inflation risk | Financial assets at amortised cost
Assets
Carrying amount, hedged assets	445	556
Accumulated fair value hedge adjustment included in carrying amount	243	354
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(111)	9
Hedge ineffectiveness recognised in the income statement	2	0
Hedged liabilities
Liabilities
Change in fair value used as a basis to determine ineffectiveness	3,577	769
Hedge ineffectiveness recognised in the income statement	22	6
Debt securities classified as amortised cost | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	(34,260)	(26,691)
Accumulated fair value hedge adjustment included in carrying amount	2,746	(622)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(26)	(320)
Change in fair value used as a basis to determine ineffectiveness	3,577	769
Hedge ineffectiveness recognised in the income statement	£ 22	£ 6